CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               December 29, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


       Re:           First Trust Exchange-Traded Fund II
                 (Registration Nos. 333-143964 and 811-21944)
              --------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(e) on December 21, 2015. The Registration Statement relates to First Trust NASDAQ Smartphone Index Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                                 Very truly yours,

                                                 CHAPMAN AND CUTLER LLP



                                                 By: /s/ Morrison C. Warren
                                                     ------------------------
                                                       Morrison C. Warren


Enclosures